Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Investments
Investments made/transferred from prepayments	$ 151,332	$ 278,968	$ 258,350
Cost Method Or Without Readily Determinable Fair Values
Long-term Investments
Investments made/transferred from prepayments	36,423	96,768	134,925
Cost Method Or Without Readily Determinable Fair Values | Private companies
Long-term Investments
Investments made/transferred from prepayments	36,400	96,800	134,900
Cost Method Or Without Readily Determinable Fair Values | Wuta application
Long-term Investments
Investment fund invested		39,500
Fair value change loss for equity interest previously held by Group immediately before step acquisition		27,600
Cost Method Or Without Readily Determinable Fair Values | A financing guarantee company
Long-term Investments
Investments made/transferred from prepayments			46,800
Cost Method Or Without Readily Determinable Fair Values | A commercial search business
Long-term Investments
Investments made/transferred from prepayments			30,600
Cost Method Or Without Readily Determinable Fair Values | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments		20,000
Equity Method Investment
Long-term Investments
Investments made/transferred from prepayments	$ 114,909	$ 182,200	$ 92,925